Finance Lease Liabilities	12 Months Ended
Dec. 31, 2022
Finance Lease Liabilities Abstract
FINANCE LEASE LIABILITIES
16.	FINANCE LEASE LIABILITIES

	As of December 31,
	2022	2021
Current portion	$398,136	$619,301
Non-current portion	233,550	666,455
Finance lease liabilities	$631,686	$1,285,756

For the years ended December 31, 2022, 2021 and 2020, interest expense was $51,070, $84,794 and $98,405, respectively.

The minimum lease payments under finance lease agreements are as follows:

	As of December 31,
	2022	2021
Within 1 year	$423,514	$673,105
After 1 year but within 5 years	253,448	713,092
Less: Finance charges	(45,276)	(100,441)
Present value of finance lease liabilities, net	$631,686	$1,285,756

Finance lease assets comprise primarily vehicles and office equipment as follow:

	As of December 31,
	2022	2021
Cost	$1,571,075	$2,819,697
Less: Accumulated depreciation	(564,844)	(927,408)
Net book value	$1,006,231	$1,892,290